ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consist of the following:

	September 30, 2021	December 31, 2020
Compensation and related benefits	$8,803	$6,953
Professional services	2,805	1,787
Research and development costs	1,484	355
Milestone payment	1,000	—
Deferred offering costs	1,970	—
Other	940	473
Total	$17,002	$9,568
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consist of the following:

	December 31,
	2020	2019
Compensation and related benefits	$6,953	$5,496
Professional services	1,787	76
Research and development costs	355	288
Other	473	468
Total	$9,568	$6,328